TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Feb-13 Page 1 of 3

Payment Determination Statement Number	29
Distribution Date	08-Feb-13
Record Date	07-Feb-13

Dates Covered	From and Including	To and Including
Collections Period	01-Jan-13	31-Jan-13
Accrual Period	08-Jan-13	07-Feb-13
30/360 Days	30
Actual/360 Days	31

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance—Beginning of Period	57,856	$296,858,533.70
Collections of Installment Principal		22,141,444.11
Collections Attributable to Full Payoffs		7,542,806.57
Principal Amount of Repurchases		10,753.23
Principal Amount of Gross Losses		1,231,524.15

Pool Balance—End of Period(EOP)	54,537	$265,932,005.64

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		12.66%

Ending Overcollateralization(O/C) Amount		$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		165.288%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$297,238.99	Trigger	Compliance?
Net Credit Loss Percentage		1.655%	8.00%	Yes
Cumulative Net Credit Losses		$34,768,809.51
Cumulative Recovery Ratio		52.176%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$10,764,221.42	4.048%	1,895
61-90 Days Delinquent		1,291,620.32	0.486%	193
91-120 Days Delinquent		518,906.55	0.195%	57
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		608,617.27	0.229%	75
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$2,419,144.14
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.88951%

		Current Month	Prior Month
Weighted Average A.P.R.		7.552%	7.543%
Weighted Average Remaining Term (months)		14.90	15.55
Weighted Average Seasoning (months)		56.25	55.44

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Feb-13 Page 2 of 3

Cash Sources
Collections of Installment Principal	$22,141,444.11
Collections Attributable to Full Payoffs	7,542,806.57
Principal Amount of Repurchases	10,753.23
Recoveries on Loss Accounts	934,285.16
Collections of Interest	1,933,606.65
Investment Earnings	0.95
Reserve Account Draw	0.00

Total Sources	$32,562,896.67

Cash Uses
Servicer Fee	$247,382.11
Backup Servicer Fee	2,500.00
A Note Interest	0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	2,324.45
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	30,926,528.06
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	928,909.65

Total Cash Uses	$32,562,896.67

Administrative Payment
Total Principal and Interest Sources	$32,562,896.67
Investment Earnings in Trust Account	(0.95)
Daily Collections Remitted	(32,562,895.72)
Reserve Account Draw	0.00
Servicer Fee	(247,382.11)
Distribution to Class E Noteholders	(928,909.65)

Payment Due to/(from) Trust Account	($1,176,291.76)

O/C Release (Prospectus pg S42)
Pool Balance	$265,932,005.64

Total Securities	$160,889,979.87

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$928,909.65

Current Net Credit Loss Percentage	1.655%

If Net Credit Loss Percentage is	Required O/C %
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Feb-13 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class B 82,983,000.00 @ 1.65%	1,690,507.93	0.00	0.0000000	1,690,507.93	20.3717379	2,324.45	0.0280112
Class C 80,882,000.00 @ 2.00%	80,882,000.00	51,645,979.87	638.5349011	29,236,020.13	361.4650989	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$191,816,507.93	$160,889,979.87		$30,926,528.06		$457,576.85

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 01-Feb-13

(248) 427-2557                        Date